Investment Strategy	Feb. 28, 2026
Congress Mid Cap Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Mid Cap Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of mid‑capitalization companies. The Fund invests primarily in publicly traded stocks of U.S. companies which Congress Asset Management Company, LLP (the “Advisor”) considers to have a mid‑size market capitalization. The Mid Cap Fund defines mid‑capitalization companies as those whose market capitalization, at the time of purchase, are consistent with the market capitalizations of companies in the Russell Midcap Growth® Index. As of the last reconstitution date, June 30, 2025, the market capitalization of companies in the Russell Midcap Growth® Index ranged from $1.69 billion to $89.27 billion. The Fund may invest any portion of the remaining 20% of its net assets in equity securities of small‑capitalization and large‑capitalization companies. The Fund may invest up to 20% of its total assets in U.S. dollar-denominated foreign equity securities, including through American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) issued by U.S. depository banks, which are traded on U.S. exchanges. The Fund invests in companies that the Advisor believes are experiencing or will experience earnings growth. The Advisor employs a “bottom‑up” approach to research and stock selection, which means that the Advisor bases its investments on a company’s future prospects and not on any significant economic or market cycle. The Advisor also uses a growth‑style approach to selecting securities with a focus on high quality companies. The Advisor’s fundamental approach emphasizes earnings growth and free cash flow. The Advisor may sell a security for a number of reasons including, but not limited to, if a determination is made that the security no longer meets its investment criteria or if a new security is judged more attractive than a current holding. The Mid Cap Fund may, from time to time, have significant exposure to one or more sectors of the market. As of October 31, 2025, 28.1% of the Fund’s net assets were invested in securities within the Information Technology Sector and 28.9% of the Fund’s net assets were invested in securities within the Industrials Sector.

Strategy Portfolio Concentration [Text]	The Fund may invest any portion of the remaining 20% of its net assets in equity securities of small‑capitalization and large‑capitalization companies. The Fund may invest up to 20% of its total assets in U.S. dollar-denominated foreign equity securities, including through American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) issued by U.S. depository banks, which are traded on U.S. exchanges.
Congress Large Cap Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Large Cap Fund attempts to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large‑capitalization companies. The Large Cap Fund defines large-capitalization companies as those whose market capitalization, at the time of purchase, are consistent with the market capitalizations of companies in the Russell 1000® Growth Index. As of the last reconstitution date, June 30, 2025, the market capitalization of companies in the Russell 1000® Growth Index ranged from $1.68 billion to $3.85 trillion. The Large Cap Fund may also invest up to 20% of its net assets from time to time in equity securities of small-
capitalization and mid‑capitalization companies. Equity securities in which the Fund may invest include common stock and preferred stock. The Large Cap Fund may also invest up to 20% of its total assets in U.S. dollar-denominated foreign equity securities, including through American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) issued by U.S. depository banks, which are traded on U.S. exchanges. Congress Asset Management Company, LLP (the “Advisor”) employs a “bottom‑up” approach to stock selection, which means that the Advisor chooses the Fund’s investments based on a company’s future prospects and not on any significant economic or market cycle. The Advisor also uses a growth‑style approach to selecting securities with a focus on high quality companies. The Advisor’s fundamental approach emphasizes growth of earnings and free cash flow. The Advisor may sell a security for a number of reasons including, but not limited to, if it determines that the security no longer meets its investment criteria or if a new security is judged more attractive than a current holding. The Large Cap Fund may, from time to time, have significant exposure to one or more sectors of the market. As of October 31, 2025, 39.6% of the Fund’s net assets were invested in securities within the Information Technology Sector.

Strategy Portfolio Concentration [Text]	The Large Cap Fund may also invest up to 20% of its net assets from time to time in equity securities of small-capitalization and mid‑capitalization companies. Equity securities in which the Fund may invest include common stock and preferred stock. The Large Cap Fund may also invest up to 20% of its total assets in U.S. dollar-denominated foreign equity securities, including through American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) issued by U.S. depository banks, which are traded on U.S. exchanges.
Congress Small Cap Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Small Cap Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of small‑capitalization companies. The Small Cap Fund defines small‑capitalization companies as those companies with market capitalizations not exceeding the highest market capitalization in the Russell 2000® Growth Index during the preceding 12 months. As of the last reconstitution date, June 30, 2025, the market capitalization of companies in the Russell 2000® Growth Index ranged from $60.55 million to $15.72 billion. The Fund may invest any portion of the remaining 20% of its net assets in the equity securities of companies with market capitalizations that may be higher or lower than the range of issuer market capitalizations represented in the Russell 2000® Growth Index. The Small Cap Fund may invest in companies across all sectors of the economy, but may favor companies in particular sectors or industries at different times. The Small Cap Fund may, from time to time, have significant exposure to one or more sectors of the market. As of October 31, 2025, 27.3% of the Fund’s net assets were invested in securities within the Information Technology Sector and 25.8% of the Fund’s net assets were invested in securities within the Industrials Sector. The Small Cap Fund may invest in U.S. dollar-denominated foreign equity securities, including through American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) issued by U.S. depository banks, which are traded on U.S. exchanges. The Small Cap Fund may invest in such securities without limit, but such investments are not expected to exceed 20% of the Fund’s total assets.
The Advisor may invest the Small Cap Fund’s assets in the securities of companies that it believes have a history of growth or that it believes have growth potential. Growth may be measured by factors such as earnings or revenue. The Advisor may invest in the securities of companies with leading competitive positions and management that can achieve sustained growth. Companies with the potential for strong growth may have characteristics such as new products, technologies, distribution channels, strong industry or market positions. Growth stocks may be designated as such and purchased based on the premise that the market will eventually reward a given company’s long‑term earnings growth with a higher stock price when that company’s earnings grow faster than both inflation and the economy in general. In selecting investments for the Fund’s portfolio, the Advisor uses fundamental research to evaluate each company, focusing on the company’s earnings growth, return on equity, margin stability, and capital management. These and other factors are then weighed against valuation. A stock may be sold, among other reasons, if it has reached a price target, the issuer’s fundamental outlook has changed, or a better investment opportunity is available.
Strategy Portfolio Concentration [Text]	The Fund may invest any portion of the remaining 20% of its net assets in the equity securities of companies with market capitalizations that may be higher or lower than the range of issuer market capitalizations represented in the Russell 2000® Growth Index. The Small Cap Fund may invest in companies across all sectors of the economy, but may favor companies in particular sectors or industries at different times. The Small Cap Fund may, from time to time, have significant exposure to one or more sectors of the market. As of October 31, 2025, 27.3% of the Fund’s net assets were invested in securities within the Information Technology Sector and 25.8% of the Fund’s net assets were invested in securities within the Industrials Sector. The Small Cap Fund may invest in U.S. dollar-denominated foreign equity securities, including through American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) issued by U.S. depository banks, which are traded on U.S. exchanges. The Small Cap Fund may invest in such securities without limit, but such investments are not expected to exceed 20% of the Fund’s total assets.
Congress SMid Growth ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively-managed exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small and mid-capitalization companies (“SMid-capitalization companies”). The Fund invests primarily in publicly traded stocks of U.S. companies which the Advisor considers to have a small to mid-size market capitalization. The Fund defines SMid-capitalization companies as those whose market capitalization, at the time of purchase, are consistent with the market capitalizations of companies in the Russell 2500™ Growth Index. As of the last reconstitution date,
June 30, 2025, the market capitalization of companies in the Russell 2500™ Growth Index ranged from $60.55 million to $23.94 billion. The Fund may invest any portion of the remaining 20% of its net assets in equity securities of small-capitalization mid-capitalization and large-capitalization companies. The Fund may invest up to 20% of its total assets in U.S. dollar denominated foreign equity securities, including through American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) issued by U.S. depository banks, which are traded on U.S. exchanges. The Fund invests in companies that the Advisor believes are experiencing or will experience earnings growth. The Advisor employs a “bottom-up” approach to research and stock selection, which means that the Advisor bases its investments on a company’s future prospects and not on any significant economic or market cycle. The Advisor also uses a growth-style approach to selecting securities with a focus on high quality companies. The Advisor’s fundamental approach emphasizes earnings growth and free cash flow. The Fund may, from time to time, have significant exposure to one or more sectors of the market. As of October 31, 2025, 27.8% of the Fund’s net assets were invested in securities within the Industrials Sector. The Fund may also invest in other registered investment companies, including ETFs.
The Advisor may sell a security for a number of reasons including, but not limited to, if a determination is made that the security no longer meets its investment criteria or if a new security is judged more attractive than a current holding.
Strategy Portfolio Concentration [Text]	The Fund may invest any portion of the remaining 20% of its net assets in equity securities of small-capitalization mid-capitalization and large-capitalization companies. The Fund may invest up to 20% of its total assets in U.S. dollar denominated foreign equity securities, including through American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) issued by U.S. depository banks, which are traded on U.S. exchanges.
Congress Large Cap Growth ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively-managed exchange-traded fund (“ETF”). The Fund attempts to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large-capitalization companies. The Fund defines large-capitalization companies as those whose market capitalization, at the time of purchase, are consistent with the market capitalizations of companies in the Russell 1000® Growth Index. As of June 30, 2025, the market capitalization of companies in the Russell 1000® Growth Index ranged from approximately $1.68 billion to $3.85 trillion. The Fund may invest any portion of the remaining 20% of its net assets from time to time in equity securities of small-capitalization and mid-capitalization companies. Equity securities in which the Fund may invest include common stock and preferred stock. The Fund may also invest up to 20% of its total assets in U.S. dollar-denominated foreign equity securities, including through American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) issued by U.S. depository banks, which are traded on U.S. exchanges. The Advisor employs a “bottom-up” approach to stock selection which means that the Advisor chooses the ETF’s investments based on a company’s future prospects and not on any significant economic or market cycle. The Advisor also uses a growth style approach to select securities with a focus on high quality companies. The Advisor’s fundamental approach emphasizes growth of earnings and free cash flow. The Fund may, from time to time, have significant exposure to one or more sectors of the market. As of October 31, 2025, 42.2% of the Fund’s net assets were invested in securities within the Information Technology Sector. The Fund may also invest in other registered investment companies, including ETFs.
The Advisor may sell a security for a number of reasons including, but not limited to, if it determines that the security no longer meets its investment criteria or if a new security is judged more attractive than a current holding.
Strategy Portfolio Concentration [Text]	The Fund may invest any portion of the remaining 20% of its net assets from time to time in equity securities of small-capitalization and mid-capitalization companies. Equity securities in which the Fund may invest include common stock and preferred stock. The Fund may also invest up to 20% of its total assets in U.S. dollar-denominated foreign equity securities, including through American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) issued by U.S. depository banks, which are traded on U.S. exchanges.
Congress Intermediate Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to maximize total return.

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities and other instruments that have economic characteristics similar to such securities. The Fund principally invests in U.S.-dollar denominated, investment-grade securities and seeks to typically maintain a dollar-weighted average portfolio maturity of zero to ten years and are rated at time of issuance in the top four rating categories of a Nationally Recognized Statistical Rating Organization, or unrated and deemed to be of comparable quality by the Advisor. The Fund may invest in instruments with a range of maturities, including short-, medium- or long-term maturities. The Fund may also invest in other investment companies, including ETFs, that have a similar policy to invest in at least 80% of their net assets in similar fixed income securities and the Fund may count such holdings towards the Fund’s 80% investment policy. The Fund may invest up to 20% of its net assets in high yield (junk) securities.

The Fund seeks to typically maintain an average portfolio duration of three to five years. Duration is the weighted-average time in years for an investor to recoup the cost of an investment from the cash flows associated with a bond or portfolio of bonds. It can be used as a measure of price sensitivity to changes in yields or interest rates with a lower duration indicating less sensitivity to interest rates. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates.

The Fund may, from time to time, have significant exposure to one or more sectors of the market.

The Fund may invest in a variety of fixed income instruments with a fixed or floating (variable) interest rate. The Fund’s investments may include investment-grade U.S. corporate and government debt obligations (including securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities), as well as municipal securities issued by states, U.S. territories, and possessions, general obligation securities and revenue securities. The foregoing may include municipal lease obligations and insured municipal securities. The Fund’s investments may also include cash and cash equivalents, money market mutual funds, taxable or tax-exempt municipal securities, and shares of other ETFs that principally invest in debt securities. The Advisor may buy, hold or sell any Mortgage-Backed Security (MBS) that is explicitly or implicitly guaranteed by the US Government at the time of purchase. This includes, but is not limited to, issuers such as FNMA, GNMA and FHLMC. Additionally, the Advisor may buy, hold or sell other MBS issued by non-US Government entities as long as the security has a credit rating equal to, or greater than, that of the US Government at the time of purchase.

“Investment-grade” debt securities are those rated “Baa3” or “BBB-” or better by Moody’s Investors Service, Inc. (Moody’s) or S&P Global Ratings (S&P), each of which is a Nationally Recognized Statistical Ratings Organization. The Fund may also invest in unrated securities, in which case the Advisor may internally assign ratings to certain of those securities, after assessing their credit quality.
The Advisor may sell a security for a number of reasons including, but not limited to, if a determination is made that the security no longer meets its investment criteria or if a new security is judged more attractive than a current holding. Additionally, a bond may be sold in order to adjust duration of the overall portfolio or alter the portfolio allocation among fixed income asset classes (U.S. Treasuries, Credit, Securitized, etc.).
Strategy Portfolio Concentration [Text]	The Fund may also invest in other investment companies, including ETFs, that have a similar policy to invest in at least 80% of their net assets in similar fixed income securities and the Fund may count such holdings towards the Fund’s 80% investment policy. The Fund may invest up to 20% of its net assets in high yield (junk) securities.